Borrowings from Financial Institutions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [text block] [Abstract]
Borrowings description	For the year ended December 31, 2020, the Company borrowed five bank loans carrying interest at the rates of MLR minus 1%, MLR minus 1%, MLR minus 1%, 2%, 2%.	The borrowings carried interests at the rates of MLR (6.25%) minus 1% and BIBOR (6M) plus 3%, respectively. Borrowings are due to mature and repayable on Aug 31, 2021, November 31, 2021, June 30, 2023, May 31, 2022 and April 7, 2025.
Interest expense	$ 82,779	$ 81,191
Unused bank overdraft	330,000
Unused trust receipts	$ 1,700,000